Summary Of Accounting Policies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accounting Policy [Line Items]
Securities derecognized from the consolidated balance sheets	¥ 39,797	¥ 169,766
Amounts of securities available for sale derecognized from balance sheet	1,930	291,870
Net unamortized deferred fees and costs	552	483
Payables to brokers and dealers	396,116	60,771
Depreciation and amortization	100,572	75,587	73,081
Non-cash impairment charges	3,135	1,532	194
Investments in equity securities	88,187	91,035
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Information Processing And Communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization	54,083	52,455	51,924
Occupancy And Related Depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization	46,489	23,132	21,157
Listed Equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	69,552	66,792
Unlisted Equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	¥ 18,635	¥ 24,243
Limited Partnership [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%